Total
Syntax Stratified LargeCap Hedged ETF
SYNTAX STRATIFIED LARGECAP HEDGED ETF
OBJECTIVE
The Syntax Stratified LargeCap Hedged ETF (the “Fund”) seeks to obtain capital growth and provide risk management.
FEES AND EXPENSES OF THE FUND

This table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified LargeCap Hedged ETF Syntax Stratified LargeCap Hedged ETF Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.27%	[2]
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement	0.62%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%	[3]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. Acquired fund fees and expenses are based on estimates for the current fiscal year.
[3]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least June 2, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least June 2, 2024. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Syntax Stratified LargeCap Hedged ETF | Syntax Stratified LargeCap Hedged ETF Shares | USD ($)	66	341

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGIES

The Fund seeks Stratified WeightTM exposure, as described below, principally through direct and indirect investments in large-cap U.S. equity securities. The Fund seeks to achieve its investment objective primarily by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) and/or U.S. equity securities. The Fund generally expects to apply the Stratified Weight™ methodology to its holdings of individual U.S. equity securities (“Securities”). The Fund utilizes the Stratified Weight™ methodology to spread exposure more evenly across the business risks associated with large-cap U.S. securities and their issuers. Through the implementation of the Hedging Strategy (described below), the Fund will also invest in various exchange-traded index option strategies for risk management purposes and to seek to generate additional returns. The Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. large capitalization issuers and derivatives that provide exposure to such equity securities. A large capitalization U.S. issuer is considered to be a company meeting the eligibility requirements for inclusion within the S&P 500. The market capitalization of companies in the S&P 500 as of December 31, 2022 was between $3.9 billion and $2.9 trillion. Vantage Consulting Group (the “Sub-Adviser”) is responsible for managing the Fund’s assets on a day-to-day basis subject to the over sight of, and the investment program developed by, the Adviser.

Stratified Weight™ Methodology. “Stratified Weight” is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of Related Business Risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser generally expects to allocate the equity assets of the Fund among the Syntax® Stratified LargeCap ETF and/or the Syntax® Stratified LargeCap II ETF, the underlying securities of the S&P 500, and in other U.S. large capitalization securities in a manner that seeks to achieve Stratified WeightTM exposure.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500 and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The goal for SSPY is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. The Syntax® Stratified LargeCap II ETF (ticker: SPYS) invests in U.S. large capitalization stocks and seeks to obtain capital growth that meets or exceeds the performance of the S&P 500. SSPY and SPYS both utilize Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the Related Business Risk groups in the S&P 500, thereby addressing the related business risk concentrations that occur in capitalization-weighted indices.

The Fund is actively managed, and the relative weighting among the Syntax Underlying Funds and individual securities within the Fund’s portfolio is expected to vary over time at the discretion of the Adviser and Sub-Adviser. The Syntax® Stratified LargeCap ETF uses a “passive”, or indexing, approach in seeking to achieve its investment objective, while the Syntax® Stratified LargeCap II ETF is actively managed. The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs, including both actively managed and passive strategies, that provide comparable U.S. large capitalization equity exposure.

Hedging Strategy. The process used to implement the Fund’s hedging strategy is referred to as the Hedging Strategy. The Hedging Strategy involves the purchase and sale of various “options”, which refer to exchange-traded options contracts that give the purchaser of the option the right to buy an underlying reference instrument, such as a specified security or index, from the option seller (in the case of a call option), or to sell a specified reference instrument to the seller of the option (in the case of a put option) at a designated price during the term of the option. The Hedging Strategy seeks to protect against large losses by hedging the Fund’s equity exposure through purchases of protective long-term S&P 500 Index put options that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. A put option contract entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

In addition to protect against large losses through the purchase of long-term S&P 500 Index put options, the application of the Hedging Strategy also seeks to increase the Fund’s returns by actively buying and selling shorter-term (typically 1-3 month) put and call options on equity indices. Call options, which are the opposite of put options, are contracts that entitle the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option.

In applying the Hedging Strategy, the Fund will employ various longer-term (typically 12-24 month) spread option strategies. A spread option refers to an option strategy created by the simultaneous purchase and sale of options of the same type, and on the same underlying security, but with different strike prices and/or expiration dates. Spread option strategies involve, for example, buying a twelve-month call option while simultaneously selling an “out-of-the-money” (referring to an option strike price greater than the current market price of the reference asset) twelve-month call option. In addition, the Fund may occasionally write short-term (typically 1-3 month) S&P 500 Index call options on a portion of the Fund’s equity securities holdings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and the Underlying Funds invest and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund and the Underlying Funds invest. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

OPTIONS RISK: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Accordingly, prior to the exercise or expiration of an option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

BASIS RISK: In the context of using options in a portfolio, basis risk refers to the lack of expected correlation between a hedging instrument or strategy and the underlying assets being hedged. Such a lack of correlation may result in reduced effectiveness of the hedging instrument or strategy, which in turn may adversely affects the Fund in terms of increased hedging costs or reduced risk mitigation. Specifically, the Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Hedging Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create basis risk.

DERIVATIVES RISK: The Fund invests in various exchange-traded call and put options, which are types of derivatives. Generally, derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments such as stocks. These instruments can be highly volatile, less liquid than other securities and may perform in unanticipated ways. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to implement the Hedging Strategy. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance. There is no assurance that the Fund’s use of derivatives will be successful in serving as a hedging mechanism or generating additional return, or that the Fund will not lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, to, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The application of the Hedging Strategy and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund does not seek to provide investment results that match or correspond to the performance of the S&P 500 Index and itmay underperform the S&P 500 Index.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds that are managed pursuant to passive investment strategies, such as seeking to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to seek to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not necessarily do so. As a result, an Underlying Fund may hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underlying Fund's return to be lower than if the Underlying Fund employed an active investment strategy. There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its index or that the Underlying Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser regularly engages with Authorized Participants to seek to make a liquid, efficient market in the Fund’s Shares, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position in the Fund’s Shares, in the event that the Fund’s Shares or its underlying constituents are not highly liquid. Less liquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their net asset value.

NEW FUND RISK: The Fund is a new fund with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. In addition, there can be no assurance that the Fund will attract investors or mature into a viable, long-term investment option.

LARGE SHAREHOLDER RISK: To the extent a large proportion of the shares of a Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or an affiliate of the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will redeem Fund Shares in large amounts rapidly or unexpectedly. Any such redemptions could adversely affect the ability of the Fund to conduct its investment program, including by causing the Fund to dispose of investments at unfavorable times or increase its cash holdings, diluting its investment returns. An unexpected large redemption also may have an adverse effect on the market price of the Fund’s Shares.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented in this section of the Prospectus and available by calling (866) 972-4492 or visiting out website at www.SyntaxAdvisors.com. The Fund’s past performance information will provide an indication of the risks of investing in the Fund.

Syntax Stratified U.S. Total Market III ETF
SYNTAX STRATIFIED U.S. TOTAL MARKET III ETF
OBJECTIVE
The Syntax Stratified U.S. Total Market III ETF (the “Fund”) seeks to obtain capital growth that exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle.
FEES AND EXPENSES OF THE FUND

This table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified U.S. Total Market III ETF Syntax Stratified U.S. Total Market III ETF Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.30%	[2]
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Reimbursement	0.70%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.35%	[3]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. Acquired fund fees and expenses are based on estimates for the current fiscal year.
[3]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least June 2, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least June 2, 2024. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Syntax Stratified U.S. Total Market III ETF | Syntax Stratified U.S. Total Market III ETF Shares | USD ($)	36	264

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGIES

The Fund seeks Stratified WeightTM exposure, as described below, principally through direct and indirect investments in a broad range of equity securities representative of approximately 90% of the total U.S. market capitalization. The Fund seeks to achieve its investment objective primarily by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) and/or by investing in U.S. equity securities. The Fund generally expects to apply the Stratified WeightTM  methodology to its holdings of individual U.S. equity securities (“Securities”). The Fund utilizes the Stratified WeightTM methodology to spread exposure more evenly across the business risks associated with U.S. securities and their issuers. The Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers. A U.S. issuer is considered to be a company (i) meeting the eligibility requirements for inclusion within the 1500 Index and/or (ii) with its principal listing on an US. national securities exchange. Vantage Consulting Group (the “Sub-Adviser”) is responsible for managing the Fund’s assets on day-to-day basis subject to the investment program developed by and oversight of the Adviser.

“Stratified Weight” is the weighting method by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser generally expects to allocate the assets of the Fund among the Syntax® Stratified LargeCap ETF and/or the Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF and the Syntax® Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax Stratified U.S. Total Market Index. Based on historical averages the Adviser expects these exposures in the Fund’s portfolio to be between 70% and 96% to the Syntax® Stratified LargeCap ETF (and/or the Syntax® Stratified LargeCap II ETF) or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax® Stratified MidCap ETF or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax® Stratified SmallCap ETF or constituents that represent S&P SmallCap 600 (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are above or below these expected ranges if the Adviser deems it in the interest of the Fund. There is no guarantee that the weights of the Underlying Funds will be in the above ranges.

The targeted Underlying Funds and/or the Securities for the Fund consist of the Syntax® Stratified LargeCap ETF and/or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of comparable Securities weighted in accordance with the Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The goal for SSPY is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. The Syntax® Stratified LargeCap II ETF (ticker: SPYS) invests in U.S. LargeCap stocks and seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index. SSPY and SPYS both utilize Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the Related Business Risk groups in the S&P 500. By doing this, SSPY and SPYS each address the related business risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P 500 Index as of December 31, 2022, was between $3.9 billion and $2.9 trillion.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the Related Business Risk groups in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2022, was between $1.7 billion and $30.5 billion.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the Related Business Risk groups in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2022, was between $203 million and $6.2 billion.

The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index, and is reconstituted annually.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of SPYS which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve the respective Syntax Underlying Fund’s investment objective.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs, including both actively managed and passive strategies, that provide comparable U.S. equity investment exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and the Underlying Funds invest, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund and the Underlying Funds invest. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, to, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund does not seek to provide investment results that match or correspond to the performance of the 1500 Index and it may underperform the 1500 Index.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds that are managed pursuant to passive investment strategies, such as seeking to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to seek to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not necessarily do so. As a result, an Underlying Fund may hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underlying Fund's return to be lower than if the Underlying Fund employed an active investment strategy. There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its index or that the Underlying Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser regularly engages with Authorized Participants to seek to make a liquid, efficient market in the Fund’s Shares, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position in the Fund’s Shares, in the event that the Fund’s Shares or its underlying constituents are not highly liquid. Less liquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their net asset value.

NEW FUND RISK: The Fund is a new fund with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. In addition, there can be no assurance that the Fund will attract investors or mature into a viable, long-term investment option.

LARGE SHAREHOLDER RISK: To the extent a large proportion of the shares of a Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or an affiliate of the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will redeem Fund Shares in large amounts rapidly or unexpectedly. Any such redemptions could adversely affect the ability of the Fund to conduct its investment program, including by causing the Fund to dispose of investments at unfavorable times or increase its cash holdings, diluting its investment returns. An unexpected large redemption also may have an adverse effect on the market price of the Fund’s Shares.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented in this section of the Prospectus and available by calling (866) 972-4492 or visint our website at www.SyntaxAdvisors.com. The Fund’s past performance information will provide an indication of the risks of investing in the Fund.

Syntax Stratified U.S. Total Market Hedged II ETF
SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED II ETF
OBJECTIVE

The Syntax Stratified U.S. Total Market Hedged II ETF (the “Fund”) seeks to obtain capital growth that exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle and provides risk management.

FEES AND EXPENSES OF THE FUND

This table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified U.S. Total Market Hedged II ETF Syntax Stratified U.S. Total Market Hedged II ETF Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.27%	[2]
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement	0.62%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%	[3]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. Acquired fund fees and expenses are based on estimates for the current fiscal year.
[3]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least June 2, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least June 2, 2024. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Syntax Stratified U.S. Total Market Hedged II ETF | Syntax Stratified U.S. Total Market Hedged II ETF Shares | USD ($)	66	341

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGIES

The Fund seeks Stratified WeightTM exposure, as described below, principally through direct and indirect investments in a broad range of equity securities representative of approximately 90% of the total U.S. market capitalization. The Fund seeks to achieve its investment objective primarily by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) and/or by investing in U.S. equity securities. The Fund generally expects to apply the Stratified WeightTM methodology to its holdings of individual U.S. equity securities (“Securities”). The Fund utilizes the Stratified WeightTM methodology to spread exposure more evenly across the business risks associated with U.S. equity securities and their issuers. Through the implementation of the Hedging Strategy (as described below), the Fund will also invest in various exchange-traded index option strategies for risk management purposes and to seek to generate additional returns. The Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives that provide exposure to such equity securities. A U.S. issuer is considered to be a company meeting the eligibility requirements for inclusion within the 1500 Index. Vantage Consulting Group (the “Sub-Adviser”) is responsible for managing the Fund’s assets on a day-to-day basis subject to the investment program developed by, and oversight of, the Adviser.

Stratified WeightTM Methodology. “Stratified Weight” is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of Related Business Risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser generally expects to allocate the equity assets of the Fund among the Syntax® Stratified LargeCap ETF (and/or the Syntax® Stratified LargeCap II ETF), the Syntax® Stratified MidCap ETF and the Syntax® Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax Stratified U.S. Total Market Index, which are derived from their corresponding relative capitalization weighted exposures in the 1500 Index. Based on historical averages the Adviser expects these exposures in the equity portion of the Fund’s portfolio to be between 70% and 96% to the Syntax® Stratified LargeCap ETF (and/or the Syntax® Stratified LargeCap II ETF) or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax® Stratified MidCap ETF or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax® Stratified SmallCap ETF or constituents that represent S&P SmallCap 600 (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax Stratified U.S. Total Market Index or S&P 1500 if the Adviser deems it in the interest of the Fund. There is no guarantee that the weights of the Underlying Funds will be in the above ranges.

The targeted Underlying Funds and/or the Securities for the Stratified Weight equity strategy will comprise the Syntax® Stratified LargeCap ETF and/or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) and the Syntax® Stratified LargeCap II ETF (ticker: SPYS) each reweight the constituents of the S&P 500® Index and seek to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. SSPY and SPYS both utilize Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the Related Business Risk groups in the S&P 500. The goal for each of SSPY and SPYS is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY and SPYS each address the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the Related Business Risk groups in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index and is reconstituted annually.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of the Syntax® Stratified LargeCap II ETF which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs, including both actively managed and passive strategies, that provide comparable U.S. equity investment exposure.

Hedging Strategy. The process used to implement the Fund’s hedging strategy is referred to as the Hedging Strategy. The Hedging Strategy involves the purchase and sale of various “options”, which refer to exchange-traded options contracts that give the purchaser of the option the right to buy an underlying reference instrument, such as a specified security or index, from the option seller (in the case of a call option), or to sell a specified reference instrument to the seller of the option (in the case of a put option) at a designated price during the term of the option. The Hedging Strategy seeks to protect against large losses by hedging the Fund’s equity exposure through purchases of protective long-term S&P 500 Index put options that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. A put option contract entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

In addition to seeking to protect against large losses through the purchase of long-term S&P 500 Index put options, the Hedging Strategy also seeks to increase the Fund’s returns by actively buying and selling shorter-term (typically 1-3 month) put and call options on equity indices. Call options, which are the opposite of put options, are contracts that entitle the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option.

In applying the Hedging Strategy, the Fund will employ various longer-term (typically 12-24 month) spread option strategies. A spread option refers to an option strategy created by the simultaneous purchase and sale of options of the same type, and on the same underlying security, but with different strike prices and/or expiration dates. Spread option strategies involve, for example, buying a twelve-month call option while simultaneously selling an “out-of-the-money” (referring to an option strike price greater than the current market price of the reference asset) twelve-month call option. In addition, the Fund may occasionally write short-term (typically 1-3 month) S&P 500 Index call options on a portion of the Fund’s equity securities holdings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and Underlying Funds invest and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

OPTIONS RISK: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Accordingly, prior to the exercise or expiration of an option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

BASIS RISK: In the context of using options in a portfolio, basis risk refers to the lack of expected correlation between a hedging instrument or strategy and the underlying assets being hedged. Such a lack of correlation may result in reduced effectiveness of the hedging instrument or strategy, which in turn may adversely affects the Fund in terms of increased hedging costs or reduced risk mitigation. Specifically, the Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Hedging Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create basis risk.

DERIVATIVES RISK: The Fund invests in various exchange-traded call and put options, which are types of derivatives. Generally, derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments such as stocks. These instruments can be highly volatile, less liquid than other securities and may perform in unanticipated ways. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to implement the Hedging Strategy. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance. There is no assurance that the Fund’s use of derivatives will be successful in serving as a hedging mechanism or generating additional return, or that the Fund will not lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, to, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The application of the Hedging Strategy and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund does not seek to provide investment results that match or correspond to the performance of the 1500 Index and it may underperform the 1500 Index.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds that are managed pursuant to passive investment strategies, such as seeking to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to seek to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not necessarily do so. As a result, an Underlying Fund may hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underlying Fund's return to be lower than if the Underlying Fund employed an active investment strategy. There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its index or that the Underlying Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: The Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser regularly engages with Authorized Participants to seek to make a liquid, efficient market in the Fund’s Shares, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position in the Fund’s Shares, in the event that the Fund’s Shares or its underlying constituents are not highly liquid. Less liquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their net asset value.

NEW FUND RISK: The Fund is a new fund with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. In addition, there can be no assurance that the Fund will attract investors or mature into a viable, long-term investment option.

LARGE SHAREHOLDER RISK: To the extent a large proportion of the shares of a Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or an affiliate of the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will redeem Fund Shares in large amounts rapidly or unexpectedly. Any such redemptions could adversely affect the ability of the Fund to conduct its investment program, including by causing the Fund to dispose of investments at unfavorable times or increase its cash holdings, diluting its investment returns. An unexpected large redemption also may have an adverse effect on the market price of the Fund’s Shares.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented in this section of the Prospectus and available by calling (866) 972-4492 or visiting our website at ww.SyntaxAdvisors.com. The Fund’s past performance information will provide an indication of the risks of investing in the Fund.